Reinsurance credit risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Reinsurance credit risk
Reinsurance credit risk [Line Items]
Reinsurance assets	₩ 42,280	₩ 48,262
Reinsurance account receivable	75,056	68,607
AAA
Reinsurance credit risk [Line Items]
Reinsurance assets	10,611	11,477
Reinsurance account receivable	47,690	18,192
AA- to AA+
Reinsurance credit risk [Line Items]
Reinsurance assets	29,294	34,498
Reinsurance account receivable	23,348	46,302
A- to A+
Reinsurance credit risk [Line Items]
Reinsurance assets	2,375	2,287
Reinsurance account receivable	₩ 4,018	₩ 4,113